Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	344,941,762.40	21,291
Yield Supplement Overcollateralization Amount 07/31/26	16,349,905.47	0
Receivables Balance 07/31/26	361,291,667.87	21,291
Principal Payments	18,215,851.76	856
Defaulted Receivables	619,927.14	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	15,120,752.33	0
Pool Balance at 08/31/26	327,335,136.64	20,407

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.49%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	7,749,744.81	314
Past Due 61-90 days	2,407,628.62	92
Past Due 91-120 days	592,385.55	27
Past Due 121+ days	0.00	0
Total	10,749,758.98	433

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Delinquency Trigger Occurred	NO

Recoveries	382,521.01
Aggregate Net Losses/(Gains) - August 2026	237,406.13
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	0.94%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.75%
Weighted Average Contract Rate, Yield Adjusted	10.24%
Weighted Average Remaining Term	33.82

Flow of Funds	$ Amount
Collections	20,645,077.18
Investment Earnings on Cash Accounts	11,331.97
Servicing Fee	(301,076.39)
Transfer to Collection Account	-
Available Funds	20,355,332.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,146,654.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	11,461,149.45
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,364,065.12

Total Distributions of Available Funds	20,355,332.76

Servicing Fee	301,076.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	338,796,286.09
Principal Paid	17,606,625.76
Note Balance @ 09/15/26	321,189,660.33

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	195,596,286.09
Principal Paid	17,606,625.76
Note Balance @ 09/15/26	177,989,660.33
Note Factor @ 09/15/26	40.9868881%

Class A-4
Note Balance @ 08/17/26	87,890,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	87,890,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	36,870,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	36,870,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,440,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,440,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,384,641.88
Total Principal Paid	17,606,625.76
Total Paid	18,991,267.64

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	3.97650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	792,164.96
Principal Paid	17,606,625.76
Total Paid to A-3 Holders	18,398,790.72

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1293795
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.3607982
Total Distribution Amount	15.4901777

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.8241721
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.5439731
Total A-3 Distribution Amount	42.3681452

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	650.96
Noteholders' Principal Distributable Amount	349.04

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,072,738.16
Investment Earnings	9,133.22
Investment Earnings Paid	(9,133.22)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16